THE ALGER FUNDS

THE ALGER INSTITUTIONAL FUNDS

THE ALGER FUNDS II

THE ALGER PORTFOLIOS

ALGER GLOBAL FOCUS FUND

August 27, 2019 Supplement to the Prospectus and Statement of Additional Information

dated March 1, 2019, as supplemented to date

Effective at the close of business on October 4, 2019, the Trust will change its transfer agent from DST Asset Manager Solutions, Inc., to UMB Fund Services Inc. The following changes will be effective at that time:

The name of the transfer agent throughout the Statutory Prospectus and Statement of Additional Information is changed to the following:

UMB Fund Services, Inc.

The mailing address of the transfer agent throughout the Statutory Prospectus and Statement of Additional Information is changed to the following:

Alger Family of Funds

c/o UMB Fund Services, Inc.

P. O. Box 2175

Milwaukee, WI 53201-2175

The overnight mailing address of the transfer agent throughout the Statutory Prospectus and Statement of Additional Information is changed to the following:

Alger Family of Funds

c/o UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

The instructions for opening an account and making additional investments into an existing account by FED wire in the “Investment Instructions” section of the Statutory Prospectus are removed and replaced with the following:

Have your bank wire funds to UMB Fund Services, Inc. Contact UMB Fund Services, Inc. at (800) 992-3863 for details.

The name and office address of the transfer agent in the “Custodian and Transfer Agent” section of the Statement of Additional Information is removed and replaced with the following:

UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, WI 53212

The second paragraph of the “Custodian and Transfer Agent” section of the Statement of Additional Information is hereby removed and replaced with the following:

Pursuant to the transfer agency agreement, UMB Fund Services, Inc. is compensated on a per-account basis, subject to a minimum total fee amount across the fund complex. These fees will be allocated across the Funds on a pro-rata basis by assets. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and to provide administrative oversight of UMB Fund Services, Inc. and related services. Alger Management is paid on an asset-based basis for these services. During the fiscal year ended October 31, 2018, the Funds paid to Alger Management under the Shareholder Administrative Services Agreement:

S-25FundP 82719 S-25FundP-2 82719 S-35FundP 82719 S-35FundP-2 82719 S-BalancedI-2 82719 S-CapApp 82719 S-CapAppI-2 82719 S-CapAppInsZ-2 82719	S-CapAppIR 82719 S-CapAppS 82719 S-CapAppY 82719 S-CapAppZ 82719 S-DynOpp 82719 S-DynOppZ 82719 S-EmergMkt 82719 S-EmergMktIns 82719	S-EmergMktY 82719 S-EmergMktZ 82719 S-FocusEquityAC 82719 S-FocusEquityI 82719 S-FocusEquityY 82719 S-FocusEquityZ 82719 S-GblFocusIns 82719 S-GblFocusZ 82719	S-GlobalFocus 82719 S-GrIncI-2 82719 S-GthInc 82719 S-GthIncZ 82719 S-HealthAC 82719 S-HealthZ 82719 S-IntFocus 82719 S-IntFocusABC 82719	S-IntFocusIns 82719 S-LargeCapI-2 82719 S-LargeCapS 82719 S-Mid Cap Focus I 82719 S-Mid Cap Focus Z 82719 S-MidCapABC 82719 S-MidCapI-2 82719 S-MidCapInsZ-2 82719	S-MidCapIR 82719 S-MidCapS 82719 S-MidCapZ 82719 S-RespAC 82719 S-RespI 82719 S-RespZ 82719 S-SmallCapABC 82719 S-SmallCapI-2 82719	S-SmallCapIns 82719 S-SmallCapInsZ-2 82719 S-SmallCapZ 82719 S-SmallFocus I 82719 S-SmallFocusAC 82719 S-SmallFocusY 82719 S-SmallFocusZ 82719 S-SMidCapAC 82719	S-SMidCapI-2 82719 S-SMidI 82719 S-SMidY 82719 S-SMidZ 82719 S-Spectra 82719 S-SpectraIns 82719 S-SpectraY 82719 S-SpectraZ 82719